BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Revenues
Revenues

($ in millions)	2013	2012	2011
North American Full-Service Segment	$7,978	$7,276	$6,773
North American Limited-Service Segment	2,583	2,456	2,350
International Segment	1,957	1,794	1,636
Former Timeshare Segment	—	—	1,438
Total segment revenues	12,518	11,526	12,197
Other unallocated corporate	266	288	120
	$12,784	$11,814	$12,317

Net Income
Net Income

($ in millions)	2013	2012	2011
North American Full-Service Segment	$490	$442	$374
North American Limited-Service Segment	479	472	382
International Segment	228	251	215
Former Timeshare Segment	—	—	(217)
Total segment financial results	1,197	1,165	754
Other unallocated corporate	(203)	(196)	(291)
Interest expense and interest income(1)	(97)	(120)	(107)
Income taxes	(271)	(278)	(158)
	$626	$571	$198

(1)	The $164 million of interest expense shown on the Income Statement for year-end 2011 includes $43 million that we allocated to our former Timeshare segment.

Depreciation and Amortization
Depreciation and Amortization

($ in millions)	2013	2012	2011
North American Full-Service Segment	$57	$46	$50
North American Limited-Service Segment	21	16	23
International Segment	42	33	35
Former Timeshare Segment	—	—	29
Total segment depreciation and amortization	120	95	137
Other unallocated corporate	7	7	7
	$127	$102	$144

Goodwill
Goodwill

($ in millions)	North American Full-Service Segment	North American Limited-Service Segment	International Segment	Total Goodwill
Year-end 2011 balance:
Goodwill	$392	$126	$411	$929
Accumulated impairment losses	—	(54)	—	(54)
	$392	$72	$411	$875
Year-end 2012 balance:
Goodwill	$392	$125	$411	$928
Accumulated impairment losses	—	(54)	—	(54)
	$392	$71	$411	$874
Year-end 2013 balance:
Goodwill	$392	$125	$411	$928
Accumulated impairment losses	—	(54)	—	(54)
	$392	$71	$411	$874

Capital Expenditures
Capital Expenditures

($ in millions)	2013	2012	2011
North American Full-Service Segment	$253	$257	$25
North American Limited-Service Segment	8	19	11
International Segment	93	96	75
Former Timeshare Segment	—	—	13
Total segment capital expenditures	354	372	124
Other unallocated corporate	50	65	59
	$404	$437	$183